Summary of Calculation of Gain (Loss) on Sale of Business (Detail) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Nov. 20, 2017	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Net sale proceeds			$ (4,738)	$ 17,242
(Loss) Gain on divestiture included in other income (expense), net			(5,668)	$ 5,214
IT Support Business | Europe
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Net assets of the business, including intangible assets, allocated goodwill and the translation impact thereof	$ 5,569
Selling expenses	99
(Loss) Gain on divestiture included in other income (expense), net	$ (5,668)		$ (5,668)
Atyati Technologies Private Limited
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Net sale proceeds		$ 17,155
Net assets of the business, including intangible assets, allocated goodwill and the translation impact thereof		11,941
Selling expenses		427
(Loss) Gain on divestiture included in other income (expense), net		$ 5,214